Risk Management Section - ING Bank Portfolio, by Geographic Area (Parenthetical) (Detail) - Rest of Europe [Member]	12 Months Ended
Dec. 31, 2018
United Kingdom [member]
Disclosure of credit risk exposure [line items]
Percentage of country risk exposures	0.00%
Poland [member]
Disclosure of credit risk exposure [line items]
Percentage of country risk exposures	0.00%
France [member]
Disclosure of credit risk exposure [line items]
Percentage of country risk exposures	0.00%
Spain [member]
Disclosure of credit risk exposure [line items]
Percentage of country risk exposures	0.00%
Italy [member]
Disclosure of credit risk exposure [line items]
Percentage of country risk exposures	0.00%